FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	$ 115,120	$ 120,666
Debt facilities	210,362	181,233
Lease liabilities	37,583	39,861	$ 20,575
Other liabilities	5,655	$ 5,797
Capital commitments	1,355
Total financial liabilities	370,075
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	115,120
Debt facilities	254,838
Lease liabilities	41,896
Other liabilities	6,956
Capital commitments	1,355
Total financial liabilities	420,165
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	115,120
Debt facilities	1,847
Lease liabilities	13,966
Other liabilities	0
Capital commitments	1,355
Total financial liabilities	132,288
From 2 To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	0
Debt facilities	22,955
Lease liabilities	21,337
Other liabilities	0
Capital commitments	0
Total financial liabilities	44,292
From 4 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	0
Debt facilities	230,036
Lease liabilities	5,668
Other liabilities	0
Capital commitments	0
Total financial liabilities	235,704
After 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	0
Debt facilities	0
Lease liabilities	925
Other liabilities	6,956
Capital commitments	0
Total financial liabilities	$ 7,881